Business Combinations - Summary of Fair Value of Purchase Consideration Transferred (Detail) - AxoBio [Member]	Aug. 09, 2023 USD ($)
Business Acquisition [Line Items]
Earnout	$ 13,482,292
Deferred Consideration	8,000,000
Total estimated value of consideration transferred	43,135,082
Series A Convertible Voting Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued	10,382,107
Common Stock [Member]
Business Acquisition [Line Items]
Shares issued	$ 11,270,683